Franchise Arrangements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Franchise Arrangements [Line Items]
Property and equipment, net	$ 847,966	$ 833,357
Property And Equipment Under Franchise Arrangements [Member]
Franchise Arrangements [Line Items]
Property and equipment, net	140,000	131,587
Land	$ 39,273	$ 39,452
Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years